Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,555,100)	$ (2,018,201)	$ (4,223,467)	$ (3,614,856)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	39,919	361,448	483,864	472,400
Amortization of beneficial conversion costs	598,254	0	0	0
Amortization of note discount	2,666	0	0	0
Employee stock compensation	145,591	114,651	147,097	184,973
Warrants issued for services rendered	0	34,904	209,576	0
Cost of stock grant issued for outside services rendered	0	0	1,050,000	0
Discount on three year, 50% notes payable	51,009	0	37,993	0
Amortization of restricted stock grants	0	21,115	0	45,000
Capital contributed/co-founders' forfeiture of contractual compensation	59,250	59,250	79,000	79,000
Valuation of warrants	107,599	0	0	0
Debt issuance costs	(10,000)	0	0	0
Bad debt expense	(159,000)	0	185,864	30,000
Loss/(Gain) on asset disposals	1,780	(2,163)	(1,516)	(1,791)
Change in operating assets and liabilities:
Accounts receivable	511	(134,712)	(276,789)	(21,738)
Inventories	(205,175)	73,919	111,856	(20,513)
Prepaid expenses and other current assets	56,462	70,905	(57,146)	(67,737)
Deferred loan costs	50,000	(50,000)	(50,000)	0
Deferred revenues	(602,451)	(547,614)	(261,586)	2,094,365
Accounts payable and accrued expenses	834,448	(304,183)	(335,616)	193,852
Net Cash Used in Operating Activities	(2,584,237)	(2,320,681)	(2,900,870)	(627,045)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from asset disposals	4,000	2,500	2,500	107,800
Purchases of property and equipment	(13,328)	(16,640)	(51,233)	(119,744)
Net Cash Used in Investing Activities	(9,328)	(14,140)	(48,733)	(11,944)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	607,001	760,000	285,000	570,621
Proceeds from common stock to be issued, net	2,544	0	0	0
Payments on notes payable	(563,118)	(123,619)	(180,229)	(300,455)
Proceeds from three-year, 50% notes payable	0	405,000	405,000	0
Payments on three-year, 50% notes payable	(30,750)	0	(30,375)	0
Proceeds from convertible notes	2,123,068	0	0	260,000
Proceeds from a note-related advance	0	0	475,000	0
Proceeds from the issuance of stock for warrant exercises	119,366	24,000	44,000	0
Payments on capitalized lease obligation	(5,659)	0	0	0
Proceeds from stock deposit for common stock to be issued	0	245,500	40,500	1,500
Proceeds from issuance of common stock for cash	0	1,760,310	2,084,115	346,930
Net Cash Provided by Financing Activities	2,252,452	3,071,191	3,123,011	878,596
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(341,113)	736,370	173,408	239,607
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	587,459	414,051	414,051	174,444
CASH AND CASH EQUIVALENTS, END OF YEAR	246,346	1,150,421	587,459	414,051
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	188,311	36,901	62,683	17,860
Cash paid for income tax	8,298	7,602	9,649	7,449
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Partial financing associated with the purchase of two fleet vehicles	0	49,503	49,503	0
Insurance proceeds applied to outstanding bank loan	11,254	15,854	15,854	0
Capitalized Lease involving two fleet vehicles	0	0	35,098	0
Financing of prepaid insurance policy	43,045	27,964	40,300	34,069
Series B Preferred stock dividends	26,034	27,020	27,020	105,000
Cost of Series B warrants extension	0	0	0	120,000
Accretion of beneficial conversion feature on preferred shares dividends issued in kind	52,500	51,514	71,307	0
Reclassification of contractual prepayment from deferred revenue to notes payable	33,333	0	0	0
Non-cash issuance of 2,000, 1,200 and 12,000 shares of common stock to third party for services performed and to be performed	17,000	60,000	60,000	0
Conversion of debt	689,455		474,477
Convertible Notes and Accrued Interest [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of debt	358,415	120,364	215,485	19,100
Conversion of Convertible Notes #1 [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of debt	0	65,000	0	0
Conversion of Accounts Payable #1 [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of debt	109,490	0	0	0
Conversion of Notes Payble [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of debt	7,500	0	0	0
Conversion of Accounts Payable #2 [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of debt	4,265	0	0	0
Conversion of Convertible Notes #3 [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of debt	331,040	0	0	0
Stock Issued for Exercise of Warrants [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock	32,000	0	0	0
Stock Issued for Prior Subscriptions [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock	$ 20,000	$ 0	$ 0	$ 7,000